Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Taxes
Schedule of income (loss) before income taxes

The Company’s income (loss) before income taxes consisted of the following (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Domestic	$(76.7)	$44.6	$(65.6)
Foreign	33.1	1.0	6.3
(Loss) income before income taxes	$(43.6)	$45.6	$(59.3)

Schedule of the Company's income tax expense (benefit)

The Company’s income tax expense (benefit) consisted of the following (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Federal:
Current	$—	$(0.1)	$(0.4)
Deferred	0.6	1.4	0.4
	0.6	1.3	—
State:
Current	0.2	0.1	(0.1)
Deferred	0.1	0.2	—
	0.3	0.3	(0.1)
Foreign:
Current	16.1	11.6	7.1
Deferred	(5.0)	(39.2)	(4.5)
	11.1	(27.6)	2.6
Total income tax expense (benefit)	$12.0	$(26.0)	$2.5

Schedule of reconciliation of the Company's income tax expense (benefit) at the federal statutory rate to the income tax expense (benefit) at the effective tax rate

A reconciliation of the Company’s income tax expense (benefit) at the federal statutory rate to the income tax expense (benefit) at the effective tax rate is as follows (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Income tax (benefit) expense computed at federal statutory rate	$(15.2)	$15.9	$(20.8)
Foreign rate differential	(3.8)	(1.0)	(1.0)
Valuation allowance	23.7	(44.0)	24.1
Reversal of previously accrued taxes	(1.5)	(6.1)	(1.3)
Withholding tax	0.2	1.6	1.0
Tax credits	(1.2)	—	(1.0)
Non-deductible expenses	6.0	4.0	2.2
Other	3.8	3.6	(0.7)
Income tax expense (benefit)	$12.0	$(26.0)	$2.5

Schedule of the Company's net deferred taxes

The components of the Company’s net deferred taxes consisted of the following (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Gross deferred tax assets:
Tax credit carryforwards	$148.0	$140.1	$158.4
Net operating loss carryforwards	2,288.2	2,273.4	2,334.1
Inventories	15.3	15.5	18.1
Accruals and reserves	41.0	43.6	27.1
Other	102.3	102.1	92.5
Acquisition-related items	127.2	155.4	186.3
Gross deferred tax assets	2,722.0	2,730.1	2,816.5
Valuation allowance	(2,637.0)	(2,611.2)	(2,702.6)
Deferred tax assets	85.0	118.9	113.9
Gross deferred tax liabilities:
Acquisition-related items	(35.2)	(65.1)	(86.3)
Undistributed foreign earnings	(2.9)	(2.3)	(4.0)
Other	(12.3)	(20.4)	(29.2)
Deferred tax liabilities	(50.4)	(87.8)	(119.5)
Total net deferred tax assets (liabilities)	$34.6	$31.1	$(5.6)

Schedule of reconciliation of unrecognized tax benefits

A reconciliation of unrecognized tax benefits between June 27, 2009 through June 30, 2012 is as follows (in millions):

Balance at June 27, 2009	69.3
Additions based on the tax positions related to the current year	1.1
Reductions for lapse of statute of limitations	(7.3)
Additions due to foreign currency rate fluctuation	2.7
Reductions based on the tax positions related to the prior year	(0.6)
Balance at July 3, 2010	65.2
Additions based on the tax positions related to the current year	3.6
Reductions for lapse of statute of limitations	(3.6)
Reductions due to foreign currency rate fluctuation	(0.5)
Reductions based on the tax positions related to the prior year	(0.7)
Balance at July 2, 2011	64.0
Additions based on the tax positions related to the current year	3.4
Reductions for lapse of statute of limitations or for audit settlements	(1.9)
Reductions due to foreign currency rate fluctuation	(1.5)
Reductions based on change of tax rate	(2.7)
Balance at June 30, 2012	$61.3

Schedule of the tax years that remain subject to examination by the Company's major tax jurisdictions

The following table summarizes the Company’s major tax jurisdictions and the tax years that remain subject to examination by such jurisdictions as of June 30, 2012:

Tax Jurisdictions	Tax Years
United States	2008 and onward
Canada	2005 and onward
China	2007 and onward
France	2007 and onward
Germany	2006 and onward